Share Capital	12 Months Ended
Dec. 31, 2016
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 18: SHARE CAPITAL
Common shares and shareholders
On August 4, 2010, the Company amended its articles of incorporation increasing its authorized share capital to 50,000,000 shares of common stock with a par value of $0.01 per share.
As of December 31, 2016 and 2015, the Company has issued 20,000 shares of common stock, with a par value of $1.00.
Holders of each share of common stock have one vote for each share held of record on all matters submitted to a vote of shareholders. Dividends on shares of common stock may be declared and paid from funds available to the Company.